Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest Transactions	Party-in-Interest Transactions
The fund investment options include The Progressive Corporation Stock Fund. This fund consists of the Company’s common shares.
Certain Plan investment choices are mutual funds and collective investment trusts that are sponsored and/or managed by Fidelity Management & Research Company (“FMR Co.”) or its affiliates. FMTC serves as the current trustee of the Trust and, along with FMR Co., is a subsidiary of Fidelity Management & Research Corporation. As a result, investments in these mutual funds and collective investment trusts, as well as the related investment management and trustee services, constitute party‑in‑interest transactions under ERISA.